COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)
Chief Executive Officer [Member]
Commitments and Contingencies [Line Items]
Officers' Compensation	$ 28,285	¥ 180,000
Employment Term	Till 2019	Till 2019
Chief Financial Officer [Member]
Commitments and Contingencies [Line Items]
Officers' Compensation	$ 20,742	¥ 132,000
Employment Term	Till 2019	Till 2019
Executive President [Member]
Commitments and Contingencies [Line Items]
Officers' Compensation	$ 18,857	¥ 120,000
Employment Term	Till 2019	Till 2019
Managers One [Member]
Commitments and Contingencies [Line Items]
Officers' Compensation	$ 18,857	¥ 120,000
Employment Term	Till 2019	Till 2019
Managers Two [Member]
Commitments and Contingencies [Line Items]
Officers' Compensation	$ 18,857	¥ 120,000
Employment Term	Till 2019	Till 2019